                               OPTIMUM FUND TRUST

                            Optimum Fixed Income Fund
                                  (the "Fund")

                      Supplement to the Fund's Prospectuses
                               dated July 29, 2006

Effective May 24, 2007, Paul Grillo, Philip R. Perkins, Thomas H. Chow, Roger A.
Early,  Wen-Dar  Chen,  and Victor  Mostrowski  will have  portfolio  management responsibilities for Optimum Fixed Income Fund.

The following  replaces the first two  paragraphs  in the section  entitled "Who manages the Funds - Fixed Income Fund."

Paul Grillo,  Philip R. Perkins,  Thomas H. Chow, Roger A. Early,  Wen-Dar Chen,
and Victor Mostrowski are primarily responsible for the day-to-day management of the Manager's share of the Fund's assets.

Mr. Grillo is a Senior Vice President and Senior Portfolio  Manager and has been with Delaware Investments since 1993. Mr. Perkins is a Senior Vice President and
Senior  Portfolio  Manager and has been with  Delaware  Investments  since 2003.
Prior to joining Delaware Investments,  Mr. Perkins was Managing Director of the
Emerging  Markets  Division of Global  Markets for Deutsche Bank for five years.
Mr. Chow is a Senior Vice  President and Senior  Portfolio  Manager and has been with Delaware  Investments  since 2001. Mr. Early is a Senior Vice President and
Senior Portfolio Manager and re-joined  Delaware  Investments in March 2007. Mr.
Early  most  recently  worked  at  Chartwell  Investment  Partners  as a  Senior
Portfolio  Manager in fixed income from 2003-2007.  From 2002 to 2003, Mr. Early was Chief Investment Officer for Fixed Income at Turner Investments. Dr. Chen is
a Vice President and Portfolio  Manager -  International  Debt and has been with
Delaware Investments since mid-2004. Prior to joining Delaware Investments,  Dr.
Chen was a  quantitative  analyst  in  global  asset-backed  securities,  credit
strategies,   and  quantitative  strategies  at  J.P.  Morgan  Securities.   Mr.
Mostrowski is a Vice President and Portfolio  Manager -  International  Debt and
has been with Delaware  Investments  since May 2007.  Prior to joining  Delaware
Investments, Mr. Mostrowski was a Senior Portfolio Manager - Global Fixed Income
for HSBC Halbis  Partners  (USA).  Before joining HSBC in 2006,  Mr.  Mostrowski worked seven years for the State of New Jersey, Department of Treasury, Division
of  Investment,  most  recently as the Global Fixed Income  Portfolio  Manager -
Emerging Markets Equity. Mr. Grillo has held his Fund responsibilities since the
Fund's  inception,  Mr. Perkins  assumed Fund  responsibilities  on September 1,
2004,   and  Messrs.   Chow,   Early,   Chen,   and   Mostrowski   assumed  Fund
responsibilities on May 24, 2007.

                Please keep this Supplement for future reference.

This Supplement is dated May 23, 2007.